Commitments (Tables)	12 Months Ended
Dec. 31, 2015
Commitments [Abstract]
Schedule of Future Minimum Lease Payments

Year ended December 31,
RMB
2016	59,367
2017	51,682
2018	45,009
2019	45,583
2020	42,403
2021 and after	126,402

Total lease commitment	370,446